Other income	6 Months Ended
Jun. 30, 2020
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Management fees	$1,178	$2,397	$5,816	$5,807
Interest and other income	13,749	14,559	23,843	32,542
	$14,927	$16,956	$29,659	$38,349